Financial Instruments - Summary of Urealized Risk Management Positions (Detail) - CAD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Net Asset (Liability)	$ (292)	$ (53)
Level 2 of fair value hierarchy
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Net Asset (Liability)	(292)	(53)
Level 2 of fair value hierarchy | Commodity price risk | Crude Oil, Natural Gas, Condensate and Refined Products
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Asset	24	5
Risk Management Liability	316	58
Risk Management Net Asset (Liability)	$ (292)	$ (53)